June 11, 1999


                Dreyfus Short-Intermediate Government Fund
              Supplement to Statement of Additional Information
                             Dated April 1, 1999


          The fee that the Distributor may pay to dealers, as described in the second paragraph in the section of the Fund's Statement of Additional Information entitled "Management Arrangements -- Distributor," generally will not exceed 1% (rather than .50%) of the amount invested through such dealers. The Distributor may pay dealers a higher fee and reserves the right to cease paying these fees at any time.